Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31
	2017	2016

Government authorities	$71	$145
Advances to suppliers	193	328
Prepaid expenses	578	436
Accrued income	29	26
Other	27	57

	$898	$992